Intangible Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 7 – INTANGIBLE ASSETS, NET

The components of the acquired intangible assets were as follows:

	Preliminary	Average
	Fair Value	Estimated Life
Patent products	$10,277,000	3.3 - 15.4
Licenses and trademarks	865,000	9
Customer/distribution list	(29,000)	12.5
	$11,113,000
Accumulated amortization	(192,423)
Total	10,920,577

	March 31, 2022	December 31, 2021
Intangible assets	$11,113,000	$11,113,000

Less: Accumulated depreciation	(384,731)	(192,423)
Total	$10,728,269	$10,920,577

NOTE 7 – INTANGIBLE ASSETS, NET

Pursuant to the Merger, the Company accounted for the transaction as a reverse acquisition as prescribed in Accounting Standards Codification 805, Business Combinations (“ASC 805”) and ASC 820 – Fair Value Measurements and Disclosures (“ASC 820”).

The following table summarizes the allocation of purchase price of the acquisition:

Tangible Assets Acquired:	Allocation
Net working capital	$(1,186,622)
Right of use asset	40,093
Lease liability	(46,970)
Net Tangible Assets Acquired	$(1,193,499)

Intangible Assets Acquired:
Brain Scientific trade name	$133,000
MemoryMD trade name	533,000
Neurocap trade name	188,000
Neuro EEG trade name	11,000
Customer relationships	(29,000)
NeuroCap developed technology	10,242,000
NeuroEEG developed technology	35,000
Total Fair Value of Assets Acquired	$11,113,000

Consideration:
Fair value of equity received	7,240,222
Liabilities assumed	2,978,152
Loans forgiven	605,311
Goodwill	$913,184

The components of the acquired intangible assets were as follows:

	Preliminary	Average
	Fair Value	Estimated Life
Patent products	$ 10,277,000	3.3 - 15.4
Licenses and trademarks	865,000	9
Customer/distribution list	(29,000)	12.5
	$11,113,000
Accumulated amortization	(192,423)
Total	10,920,577